Annual Fund Operating Expenses - BERKSHIRE FUNDS - Berkshire Focus Fund Shares	May 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.95%